Intangible Leases and Goodwill (FY)	12 Months Ended
Dec. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Intangibles Assets and Liabilities and Goodwill

5. INTANGIBLE ASSETS AND LIABILITIES AND GOODWILL
Acquired Intangible Assets and Liabilities—Acquired intangible assets and liabilities consisted of the following as of December 31, 2017 and 2016 (in thousands):

	2017		2016
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Management contracts	$58,000	$(2,900)	$—	$—
Acquired in-place leases	313,432	(123,314)	212,916	(92,347)
Acquired above-market leases	53,524	(24,631)	42,009	(19,443)
Below-market lease liabilities	(118,012)	27,388	(63,287)	20,255
Summarized below is the amortization recorded on the intangible assets and liabilities for the years ended December 31, 2017, 2016, and 2015 (in thousands):

	2017	2016	2015
Management contracts	$2,900	$—	$—
Acquired in-place leases	30,966	28,812	29,970
Acquired above-market leases	5,188	5,228	5,819
Acquired below-market leases	(7,133)	(6,436)	(6,640)
Total	$31,921	$27,604	$29,149
Estimated future amortization of the respective acquired intangible assets and liabilities as of December 31, 2017, for each of the next five years is as follow (in thousands):

	Management Contracts	In-Place Leases	Above-Market Leases	Below-Market Leases
2018	$11,600	$35,572	$5,883	$(9,801)
2019	11,600	30,270	5,145	(8,959)
2020	11,600	24,794	4,583	(8,389)
2021	11,600	20,086	3,715	(7,644)
2022	8,700	16,778	2,761	(6,925)
Goodwill—In connection with the PELP transaction, we recorded goodwill of approximately $29.1 million, which was allocated to our Investment Management segment. During the year ended December 31, 2017, we did not record any impairments to goodwill. For more information regarding goodwill from the PELP transaction, see Note 3.